Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	[1]	Dec. 31, 2022
Profit or loss [abstract]
Other operating income	$ 75,292		$ 284,462		$ 9,766	[1]
Research and development	(3,727,005)		(3,378,312)		(15,310,545)	[1]
General and administrative	(3,199,201)		(3,490,568)		(3,561,964)	[1]
Operating loss	(6,850,914)		(6,584,418)		(18,862,743)	[1]
Finance income	3,327		394,092		592,041	[1]
Finance expense	(836,788)		(1,856,956)		(1,268,108)	[1]
Share of loss of an associate	(773,373)		(44,025)	[2]		[1],[2]
Loss before tax	(8,457,748)		(8,091,307)		(19,538,810)	[1]
Income tax gain					8,292	[1]
Net loss from continuing operations	(8,457,748)		(8,091,307)		(19,530,518)	[1]
Profit/(loss) after tax from discontinued operations		[1]	3,785,047		(8,247,925)
Net loss attributable to owners of the Company	(8,457,748)		(4,306,260)	[2]	(27,778,443)	[1],[2]
Remeasurements of defined benefit liability, net of taxes of $0	(250,448)		34,683		462,070	[1]
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of $0	445,295		360,862		(869,924)	[1]
Share of other comprehensive income of an associate	19,295		7,645			[1]
Other comprehensive income/(loss), net of taxes of $0	214,142		403,190		(407,854)	[1]
Total comprehensive loss attributable to owners of the Company	$ (8,243,606)		$ (3,903,070)		$ (28,186,297)	[1]
Loss per share
Basic loss per share (in Dollars per share)	$ (2.99)		$ (8.77)		$ (610.03)	[1]
Diluted loss per share (in Dollars per share)	(2.99)		(8.77)		(610.03)	[1]
Basic loss per share from continuing operations (in Dollars per share)	(2.99)		(16.47)		(428.9)	[1]
Diluted loss per share from continuing operations (in Dollars per share)	$ (2.99)		$ (16.47)		$ (428.9)	[1]

[1]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).
[2]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).